Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses and Other Current Liabilities [Line Items]
Deposit received for the sale of property, plant and equipment	$ 7,483	$ 7,483
Government subsidies	4,181	4,177
Social insurance and benefits payables	73	3,300
Accrued operating expenses	3,225	2,751
Payables to suppliers	1,427	924
Accrued professional fees	739	840
Other tax payables	906	805
Accrued wages	748	734
Payables for purchases of property plant and equipment	609	455
Commission payable	117	177
Warranty provision	77	146
Contract deposit for constructor	49	46
Accrued interest expense	687	38
Others	738	721
Accrued expenses and other current liabilities	$ 21,059	$ 22,597